FINANCIAL INSTRUMENTS (Schedule of currency swap transactions) (Details) kr in Millions, $ in Millions	6 Months Ended
	Jun. 30, 2023 NOK (kr)	Jun. 30, 2023 USD ($)	Jun. 30, 2023 NOK (kr)	Sep. 30, 2018 NOK (kr)
NOK700 million senior unsecured floating rate bonds due 2023
Derivative [Line Items]
Principal debt amount			kr 700
Cross Currency Interest Rate Contract
Derivative [Line Items]
Derivative, notional amount				kr 700
Derivative, notional amount cancelled	kr 300
Cross Currency Interest Rate Contract | Designated as hedging instrument
Derivative [Line Items]
Derivative, notional amount		$ 48.1	400
Cross Currency Interest Rate Contract 3 | Designated as hedging instrument
Derivative [Line Items]
Derivative, notional amount		80.5	700
Cross Currency Interest Rate Contract 4 | Designated as hedging instrument
Derivative [Line Items]
Derivative, notional amount		$ 67.5	kr 600